Investments and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Maximum Exposure to Loss Associated with RS Cogen

The following table summarizes our maximum exposure to loss associated with RS Cogen as of December 31, 2015 and 2014.

	December 31,
(In millions)	2015	2014
Investment in and net advances to RS Cogen	$9.5	$4.6
Supply contracts	36.3	38.5

Maximum exposure to loss	$45.8	$43.1

Schedule of Reconciliation of Minority Partner's Ownership, Reported as Noncontrolling Interest

A reconciliation of our minority partner’s ownership as of December 31, 2015 and 2014, reported as noncontrolling interest is set forth in the table below:

	Year Ended December 31,
(In millions)	2015	2014
Noncontrolling interest - beginning of period	$107.9	$119.4
Net income (loss) attributable to noncontrolling interest	(20.7)	3.9
Other comprehensive loss attributable to noncontrolling interest	(4.0)	(7.7)
Distribution to noncontrolling interest	(8.4)	(7.7)

Noncontrolling interest - end of period	$74.8	$107.9

Chlorovinyls [Member]
Schedule of Related Party Balances

As of December 31, 2015, 2014 and 2013 and for each of the three years ended December 31, 2015, 2014 and 2013, our related party balances for the equity method investments in our chlorovinyls segment consisted of the following:

(In millions)	2015	2014	2013	Financial Statement Classification
Equity method investments	$15.8	$11.0	$11.7	Other long term assets
Receivables due from affiliates	4.1	5.5	5.0	Accounts receivables
Amounts due to affiliates	0.2	0.4	1.9	Accounts payable
Sales to affiliates	17.1	16.9	10.8	Sales
Equity in earnings from equity method investments	0.5	0.6	0.8	Cost of sales